Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000017675
Account Value [Line Items]
Line Graph and Table Measure Name	Reaves Infrastructure Fund, Institutional Class Shares
Account Value	$ 10,000	$ 16,700	$ 15,169	$ 16,047	$ 17,073	$ 14,744	$ 14,473	$ 12,835	$ 12,313	$ 11,453	$ 9,695
S&P 500 Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (Gross) (USD)
Account Value	$ 10,000	34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121
MSCI USA Infrastructure (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Infrastructure (TR) (USD)
Account Value	$ 10,000	$ 19,458	$ 16,195	$ 17,340	$ 16,118	$ 14,174	$ 14,077	$ 12,436	$ 12,215	$ 12,062	$ 10,386